Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Financial instruments measured at fair value
Deferred finance costs, net	$ 6,100	$ 11,200
Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,737,947	2,325,209
Non-recurring basis | Level II
Financial instruments measured at fair value
Long-term debt, including current portion	1,737,947	2,325,209
Non-recurring basis | Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,737,947	2,325,209
Notes | ZIM | Fair Value
Financial instruments measured at fair value
Notes	24,760	21,093
Notes | ZIM | Recurring basis | Level II
Financial instruments measured at fair value
Notes	24,760	21,093
Notes | ZIM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	24,760	21,093
Notes | HMM | Fair Value
Financial instruments measured at fair value
Notes	14,327	13,509
Notes | HMM | Recurring basis | Level II
Financial instruments measured at fair value
Notes	14,327	13,509
Notes | HMM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	$ 14,327	$ 13,509